Contingent liabilities and commitments - Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contracted for but not provided in the financial statements:
Intangible assets	£ 134	£ 107
Property, plant and equipment	58	126
Total, contractual commitments	£ 192	£ 233